CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014		Dec. 31, 2013
Stockholders equity:
Common stock, par value	$ 0		$ 0
Common stock, Unlimited authorized shares		[1]		[1]
Common stock, issued shares	146,984,385		146,734,385
Common stock, outstanding shares	146,984,385		146,734,385

[1]	Unlimited